Related Party Transactions - Founder Shares (Details)				12 Months Ended
	Sep. 27, 2021 $ / shares shares	Sep. 10, 2021 shares	Apr. 27, 2021 USD ($) $ / shares shares	Dec. 31, 2022 Month shares	Sep. 30, 2023 $ / shares shares	Dec. 31, 2021 shares
Related Party Transaction [Line Items]
Consideration received | $			$ 0
Shares Issued, Price Per Share | $ / shares					$ 10
Share dividend			6,900,000
Aggregate number of shares owned			1,437,500
Class B Common Stock [Member]
Related Party Transaction [Line Items]
Common shares, shares outstanding				6,900,000	6,900,000	6,900,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Number of shares surrender			900,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders				100.00%
Restrictions on transfer period of time after business combination completion				15 months
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | Month				21
Founder Shares [Member] | Class B Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued	831,393
Shares Issued, Price Per Share | $ / shares	$ 0.004		$ 0.0001
Founder Shares [Member] | Sponsor [Member] | Class B Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued		115,000
Consideration received | $			$ 25,000
Consideration received, shares			5,750,000
Shares Issued, Price Per Share | $ / shares			$ 0.004
Common shares, shares outstanding			5,750,000
Aggregate number of shares owned				4,573,607